Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Bank deposits	6.00%	5.79%
Contract liabilities	$ 2,335	$ 3,078
Revenue amount	$ 743	810	$ 853
Percentage of deposits on monthly salary	8.33%
Severance pay expense	$ 47	$ 51	$ 53
Maximum percentage of realization on ultimate settlement	50.00%